SHORT-TERM BANK BORROWINGS (Details Narrative) - USD ($)	Jan. 10, 2023	Jun. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short term borrowing		$ 2,757
Construction Loan Payable [Member]
Short-Term Debt [Line Items]
Short term borrowing	$ 2,757
Short term borrowing interst rate	4.00%